SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies
Schedule of exchange rates

			Closing rate			Average rate
Currency	Name	Country	2022	2021	2020	2022	2021	2020

CAD	Canadian Dollar	Canada	3.8540	4.3914	4.0791	3.9807	4.2960	3.6414
DOP	Dominican Peso	Dominican republic	0.0925	0.0970	0.0891	0.0937	0.0938	0.0885
USD	US Dollar	Panamá and Cuba	5.2177	5.5805	5.1967	5.1644	5.3687	4.9348
GTQ	Quetzal	Guatemala	0.6623	0.7201	0.6700	0.6649	0.6954	0.6405
ARS	Argentinean Peso	Argentina	0.0295	0.0543	0.0618	0.0403	0.0568	0.0750
BOB	Bolivian Peso	Bolivia	0.7497	0.8018	0.7467	0.7420	0.7714	0.7090
PYG	Guarani	Paraguay	0.0007	0.0008	0.0007	0.0007	0.0008	0.0007
UYU	Uruguayan Peso	Uruguay	0.1302	0.1249	0.1227	0.1253	0.1236	0.1218
CLP	Chilean Peso	Chile	0.0061	0.0066	0.0073	0.0059	0.0071	0.0062
BBD	Barbadian Dollar	Barbados	2.5721	2.7510	2.5618	2.5458	2.6465	2.4326

Schedule of estimated useful lives

Buildings	25 years
Plant and equipment	15 years
Fixtures	10 years
Fittings	10 years
Assets for external use / commercial assets	2 - 5 years